Taxation Paid	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Taxation Paid

31.	TAXATION PAID
	Amount owing at beginning of the year	(0.9)	(46.7)	(87.0)
	SA and foreign current taxation recognised in profit or loss	(190.6)	(145.7)	(204.7)
	SA and foreign current taxation recognised in OCI	(14.7)	—	—
	Amount owing at end of the year	24.8	0.9	46.7
	Translation	(0.4)	0.8	(4.4)
	Total taxation paid	(181.8)	(190.7)	(249.4)

1	Refer note 42.